Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Incentive stock options and SARs exercisable period	10 years
Stock awards had been awarded	411,601
Proceeds from exercise of stock options	$ 600,000	$ 4,200,000	$ 500,000
Total intrinsic value of stock options exercised	300,000	900,000	100,000
Stock-based compensation expense	200,000	200,000	200,000
Income tax benefit recognized related to stock-based compensation		300,000
Unrecognized stock-based compensation expense	400,000
Weighted-average period, unrecognized expense expected to be recognized	1 year 6 months 6 days
Stock-based compensation expense related to restricted shares	1,000,000	800,000	600,000
Total expense associated with the retirement benefit plan	800,000	800,000	600,000
Number of shares of the Company's common stock held by the 401(k)	303,443	271,749
Recorded a pension liability	6,800,000	2,800,000
Underfunded pension liability	5,300,000	2,900,000
Anticipated next year plan contributions	400,000
Executive officers accrued benefit liability	2,000,000	2,000,000
Deferred compensation agreement costs	200,000	200,000	200,000
Deferred compensation agreement liabilities	6,700,000	7,000,000
Cash surrender value of company owned life insurance	7,800,000	7,600,000
Non-Vested Restricted Shares
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized stock-based compensation expense	2,900,000
Weighted-average period, unrecognized expense expected to be recognized	3 years 4 months 24 days
Restricted Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock awards had been awarded	216,156
Maximum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Common stock issued upon the exercise of stock options, SARs and stock awards	750,000
Income tax benefit recognized related to stock-based compensation	$ 100,000		$ 100,000
Horizon Defined Benefit Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Overall investment return goal above stated indices	0.50%
Moving average basis	5 years
Maximum percent of plan assets in any one security	15.00%
Maximum percent of plan assets in any on industry	25.00%
Maximum percent of plan assets in foreign securities	25.00%
Community Defined Benefit Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Defined benefit plan, allocation allowance	5.00%
Community Defined Benefit Plan | Maximum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Moving average basis	5 years
Allocation for sub-asset class within equity and fixed classes	150.00%
Community Defined Benefit Plan | Minimum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Moving average basis	3 years
Allocation for sub-asset class within equity and fixed classes	50.00%
Pentegra Defined Benefit Plan for Financial Institutions
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Defined Benefit Plan, Funded Percentage	109.13%